Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Trade and Other Receivables [Line Items]
Trade receivables – third parties	$ 1,810,275	$ 1,199,983
Less: Allowance for expected credit losses of trade receivables – third parties	(37,773)	(10,079)
Total trade and other receivables	1,772,502	1,189,904
– third parties	5,862	2,271
Deposits	68,840	68,760
Prepayments	54,099	43,545
VAT refundable	163,968	316,530
Less: Allowance for expected credit losses for non-trade receivables	(32,794)	(123,193)
Total trade and other receivables	2,032,477	1,497,817
Third Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade receivables – third parties	1,810,275	1,199,983
United States Dollar [Member]
Schedule of Trade and Other Receivables [Line Items]
Total trade and other receivables	1,896,145	1,304,480
Khmer Riel [Member]
Schedule of Trade and Other Receivables [Line Items]
Total trade and other receivables	$ 136,332	$ 193,337